Note 15 - Total Comprehensive Income/(Loss) - Other Comprehensive Income (Loss) (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation reserve	$ 31,574	$ (30,217)
Foreign currency translation reserve	0	0
Foreign currency translation reserve	31,574	(30,217)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Total	31,574	$ (30,217)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	$ 31,574